Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Impact of Derivatives on Consolidated Balance Sheet

The following tables summarize the fair values and notional amounts or number of contracts of all derivative instruments at December 31, 2017 and 2016, and their impact on other comprehensive income and earnings for 2017, 2016 and 2015.

Impact of Derivatives on Consolidated Balance Sheet

		Cash Flow		Fair Value		Trading		Total
(Dollars in millions)	Hedged Risk Exposure	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Fair Values(1)
Derivative Assets:
Interest rate swaps	Interest rate	$95	$78	$290	$465	$7	$22	$392	$565
Cross-currency interest rate swaps	Foreign currency and interest rate	—	—	88	—	—	—	88	—
Total derivative assets(2)		95	78	378	465	7	22	480	565
Derivative Liabilities:
Interest rate swaps	Interest rate	(16)	(76)	(102)	(62)	(71)	(70)	(189)	(208)
Floor Income Contracts	Interest rate	—	—	—	—	(74)	(184)	(74)	(184)
Cross-currency interest rate swaps	Foreign currency and interest rate	—	—	(410)	(1,243)	(44)	(53)	(454)	(1,296)
Other(3)	Interest rate	—	—	—	—	(18)	(13)	(18)	(13)
Total derivative liabilities(2)		(16)	(76)	(512)	(1,305)	(207)	(320)	(735)	(1,701)
Net total derivatives		$79	$2	$(134)	$(840)	$(200)	$(298)	$(255)	$(1,136)

(1)

Fair values reported are exclusive of collateral held and pledged and accrued interest. Assets and liabilities are presented without consideration of master netting agreements. Derivatives are carried on the balance sheet based on net position by counterparty under master netting agreements, and classified in other assets or other liabilities depending on whether in a net positive or negative position.

(2)	The following table reconciles gross positions with the impact of master netting agreements to the balance sheet classification:

Gross Positions with Impact of Master Netting Agreements

The following table reconciles gross positions with the impact of master netting agreements to the balance sheet classification:

	Other Assets		Other Liabilities
(Dollar in millions)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Gross position	$480	$565	$(735)	$(1,701)
Impact of master netting agreements	(42)	(31)	42	31
Derivative values with impact of master netting agreements (as carried on balance sheet)	438	534	(693)	(1,670)
Cash collateral (held) pledged	(536)	(345)	235	319
Net position, as presented on the balance sheet	$(98)	$189	$(458)	$(1,351)

(3)	“Other” includes derivatives related to our Total Return Swap Facility

Derivative Notional Values
	Cash Flow		Fair Value		Trading		Total
(Dollars in billions)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Notional Values:
Interest rate swaps	$24.1	$15.2	$12.4	$11.8	$72.0	$23.8	$108.5	$50.8
Floor Income Contracts	—	—	—	—	21.9	18.5	21.9	18.5
Cross-currency interest rate swaps	—	—	6.7	8.5	.3	.3	7.0	8.8
Other(1)	—	—	—	—	.5	2.6	.5	2.6
Total derivatives	$24.1	$15.2	$19.1	$20.3	$94.7	$45.2	$137.9	$80.7

(1)	“Other” includes derivatives related to our Total Return Swap Facility.

Impact of Derivatives on Consolidated Statements of Income

Impact of Derivatives on Consolidated Statements of Income

	Years Ended December 31,
	Unrealized Gain (Loss) on Derivatives(1)(2)			Realized Gain (Loss) on Derivatives(3)			Unrealized Gain (Loss) on Hedged Item(1)			Total Gain (Loss)
(Dollars in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Fair Value Hedges:
Interest rate swaps	$(214)	$(288)	$(115)	$175	$259	$345	$193	$302	$140	$154	$273	$370
Cross-currency interest rate swaps	921	(319)	(794)	(118)	(86)	(7)	(954)	350	921	(151)	(55)	120
Total fair value derivatives	707	(607)	(909)	57	173	338	(761)	652	1,061	3	218	490
Cash Flow Hedges:
Interest rate swaps	—	—	—	(49)	(50)	—	—	—	—	(49)	(50)	—
Total cash flow derivatives	—	—	—	(49)	(50)	—	—	—	—	(49)	(50)	—
Trading:
Interest rate swaps	(16)	(13)	61	24	42	42	—	—	—	8	29	103
Floor Income Contracts	150	297	557	(69)	(246)	(650)	—	—	—	81	51	(93)
Cross-currency interest rate swaps	8	9	2	(6)	(4)	(4)	—	—	—	2	5	(2)
Other	(5)	(10)	9	(10)	(3)	(3)	—	—	—	(15)	(13)	6
Total trading derivatives	137	283	629	(61)	(211)	(615)	—	—	—	76	72	14
Total	844	(324)	(280)	(53)	(88)	(277)	(761)	652	1,061	30	240	504
Less: realized gains (losses) recorded in interest expense	—	—	—	8	123	338	—	—	—	8	123	338
Gains (losses) on derivative and hedging activities, net	$844	$(324)	$(280)	$(61)	$(211)	$(615)	$(761)	$652	$1,061	$22	$117	$166

(1)	Recorded in “Gains (losses) on derivative and hedging activities, net” in the consolidated statements of income.
(2)	Represents ineffectiveness related to cash flow hedges.
(3)	For fair value and cash flow hedges, recorded in interest expense. For trading derivatives, recorded in “Gains (losses) on derivative and hedging activities, net.”

Impact of Derivatives on Consolidated Statements of Changes in Stockholders' Equity

Impact of Derivatives on Consolidated Statements of Changes in Stockholders’ Equity (net of tax)

	Years Ended December 31,
(Dollars in millions)	2017	2016	2015
Total gains (losses) on cash flow hedges	$25	$26	$(59)
Realized (gains) losses recognized in interest expense(1)(2)(3)	30	31	(1)
Total change in stockholders’ equity for unrealized gains (losses) on derivatives	$55	$57	$(60)

(1)	Amounts included in “Realized gain (loss) on derivatives” in the “Impact of Derivatives on Consolidated Statements of Income” table above.
(2)	Includes net settlement income/expense.
(3)	We expect to reclassify $2 million of after-tax net losses from accumulated other comprehensive income to earnings during the next 12 months related to amortization of terminated hedge relationships.

Collateral Held and Pledged

The following table details collateral held and pledged related to derivative exposure between us and our derivative counterparties.

(Dollars in millions)	December 31, 2017	December 31, 2016
Collateral held:
Cash (obligation to return cash collateral is recorded in short- term borrowings)	$536	$345
Securities at fair value — corporate derivatives (not recorded in financial statements)(1)	—	193
Securities at fair value — on-balance sheet securitization derivatives (not recorded in financial statements)(2)	297	230
Total collateral held	$833	$768
Derivative asset at fair value including accrued interest	$618	$689
Collateral pledged to others:
Cash (right to receive return of cash collateral is recorded in investments)	$235	$319
Total collateral pledged	$235	$319
Derivative liability at fair value including accrued interest and premium receivable	$659	$1,670

(1)	The Company has the ability to sell or re-pledge securities it holds as collateral.
(2)	The trusts do not have the ability to sell or re-pledge securities they hold as collateral.